SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,293,261	$ 4,816,756		$ 23,987
Less accumulated depreciation	(2,483,559)	(1,911,719)	$ (2,287,231)	(23,987)
Property and equipment, net	7,809,702	2,905,037
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	8,309,983	4,816,756
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,128
Land [Member]
Property, Plant and Equipment [Line Items]
Subtotal	980,129
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	724,170
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	20,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 252,851
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 4,816,756		$ 23,987